Financial Instruments and Risk Management - Schedule of Weighted Average Effective Interest Rates for the Debt and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Fixed rates
Debt	1.90%	1.50%	1.50%
Lease liabilities	4.70%	1.50%	1.50%
Top of range [member]
Fixed rates
Debt	8.20%	8.00%	8.00%
Lease liabilities	6.50%	2.50%	2.50%